Consolidated Balance Sheets - USD ($)		Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents		$ 2,334,425	$ 5,456,778
Other receivables		142,255	258,415
Prepaid costs and expenses		3,187,052	4,341,467
Total current assets		5,663,732	10,056,660
PROPERTY AND EQUIPMENT, NET		723,777	83,522
OTHER ASSETS
Restricted cash		600,000
Deposits for rental vehicles		2,482,592
Prepaid expenses		2,200,506	2,472,186
Deferred tax assets		810,863	302,320
Total other assets		6,093,961	2,774,506
Total assets		12,481,470	12,914,688
CURRENT LIABILITIES
Other payables and accrued liabilities		355,434	433,585
Taxes payable		47,785	35,647
Total current liabilities		403,219	469,232
Total liabilities		403,219	469,232
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common shares, $0.01 par value, 50,000,000 shares authorized, 14,899,185 and 13,000,000shares issued and outstanding of December 31, 2018 and December 31, 2017	[1]	148,992	130,000
Shares subscription receivables		(45,457)	(45,457)
Additional paid-in capital		15,855,220	12,312,828
Statutory reserves		6,189	6,189
Accumulated deficit		(4,319,902)	(893,921)
Accumulated other comprehensive income (loss)		(33,947)	330,706
Total shareholders' equity		11,611,095	11,840,345
NONCONTROLLING INTEREST		467,156	605,111
Total shareholders' equity		12,078,251	12,445,456
Total liabilities and shareholders' equity		$ 12,481,470	$ 12,914,688

[1]	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.